Supplemental Cash Flow Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Supplemental Cash Flow Information
Shares issued for exploration and evaluation assets		$ 2,000
Exploration and evaluation expenditures included in accounts payable	$ 5	3,113
Aqualung Carbon Capture expenditure included in accounts payable		$ 1